Union Street Partners Value Fund
FUND SUMMARY Union Street Partners Value Fund
Investment Objective
The Union Street Partners Value Fund (the “Fund”) seeks to achieve capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Union Street Partners Value Fund	Class A Shares	Class C Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	none	2.00%
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Union Street Partners Value Fund		Class A Shares	Class C Shares
Management Fee		1.00%	1.00%
Distribution (12b-1) and Service Fees		0.25%	1.00%
Other Expenses		0.85%	0.85%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		2.11%	2.86%
Fee Waivers and/or Expense Reimbursements	[1]	(0.35%)	(0.35%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	[1]	1.76%	2.51%
[1]	Union Street Partners, LLC (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the average daily net assets of the Fund. This expense limitation agreement may be terminated by the Adviser or the Trust at any time after January 31, 2016. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the expense reimbursement is made within three years after the year in which the Adviser incurred the expense.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Union Street Partners Value Fund (USD $)	Expense Example, with Redemption, 1 Year		Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A Shares	744		1,167	1,616	2,855
Class C Shares	455	[1]	854	1,480	3,165
[1]	If you did not redeem your shares, your cost would be $255 for the one year period.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal period, the Fund’s portfolio turnover rate was 6.90% of the average value of its portfolio

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in the securities of large cap U.S. companies. The Fund defines a large-cap company as one whose market cap is $5 billion or greater at the time or purchase. The Fund will normally hold a core position of between 25 and 30 securities. The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio managers are accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

Equity securities consist of common stock, depositary receipts, real estate investment trusts ("REITs"), master limited partnerships ("MLPs"), and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks.

The Fund may invest up to 20% of its net assets in high quality money market instruments and repurchase agreements. The Fund may also invest in shares of other registered investment companies, such as closed-end investment companies and exchange-traded funds (“ETFs”).

The Sub-Adviser utilizes a value approach to investing in that it selects investments for the Fund based on its belief that stock prices fluctuate around the true value of a company. The Sub-Adviser analyzes valuation ratios and typically selects stocks with low ratios of price/earnings, price/cash flow, price/book value and price/dividend.

The Sub-Adviser desires to produce superior risk adjusted returns by building portfolios of businesses with outstanding risk/reward profiles without running a high degree of capital risk. The Sub-Adviser analyzes a business in the same manner a private investor would in looking to purchase the entire company. The Sub-Adviser only invests in those businesses it understands and where it has confidence in the company's management and financial strength. Emphasis is placed on those companies which the Sub-Adviser believes are most likely to prosper under various economic conditions.

The Sub-Adviser sells or reduces the Fund’s position in a security (1) when it approaches the Sub-Adviser’s estimate of its fair value, (2) when its economic fundamentals have deteriorated, or (3) when the facts or the analysis surrounding the reason to originally put the security in the Fund’s portfolio have changed.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund. Also, from time to time the Fund may invest a significant portion of its asset in a limited number of industry sectors, but will not concentrate in any particular industry.

Principal Risks

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.

Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Risks of Investing in Investment Companies and ETFs. To the extent the Fund invests in other investment companies, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by certain of the investment companies in which it invests. These expenses would be in addition to the advisory and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries specific risk and market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline.

Master Limited Partnerships (“MLPs”) Risk. Master limited partnerships are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.

Risk of Investing in REITs. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income.

PERFORMANCE HISTORY

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theworldfundstrust.com or by calling toll-free 800-673-0550.

The following bar chart shows the Fund’s annual returns for the Class A shares of the Fund as of December 31, 2014. The performance of the Fund’s Class C shares would have been lower than the Class A shares returns shown in the bar chart because the expenses of the Classes differ.

Union Street Partners Value Fund Total Return Class A Shares

During the periods shown in the bar chart, the Class A Shares' highest return for a calendar quarter was 14.96% (quarter ending 03/31/12) and the Class A Shares' lowest return for a calendar quarter was (14.86%) (quarter ending 09/30/11).

Average Annual Total Returns for the Period Ended December 31, 2014

The table below shows how average annual total returns of the Fund’s Class A shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Class A Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Union Street Partners Value Fund	1 Year	Since Inception	Inception Date
Class A Shares Class A Shares - without load	5.29%	11.29%	Dec. 29, 2010
Class A Shares Class A Shares - with maximum load of 5.75%	(0.76%)	9.65%	Dec. 29, 2010
Class A Shares Return After Taxes on Distributions	4.65%	10.92%	Dec. 29, 2010
Class A Shares After Taxes on Distributions and Sale of Fund Shares	3.28%	8.83%	Dec. 29, 2010
Class A Shares Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	13.45%	15.38%	Dec. 29, 2010
Class C Shares	4.51%	10.72%	Apr. 14, 2011